Property and Equipment Disclosure: Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 30, 2020
Property and equipment, gross	$ 949,842	$ 949,842
Accumulated depreciation and amortization	(855,698)	(823,160)
Net property and equipment	94,144	126,682
Leasehold Improvements
Property and equipment, gross	356,693	356,693
Office Equipment
Property and equipment, gross	566,308	566,308
Equipment
Property and equipment, gross	8,354	8,354
Furniture and Fixtures
Property and equipment, gross	$ 18,487	$ 18,487